Purchase Agreement - Transaction (Details) - $ / shares	Jun. 28, 2020	Sep. 30, 2020	Dec. 31, 2019	May 09, 2019	Feb. 14, 2019	Feb. 04, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Common stock, par value		$ 0.00	$ 0.00				$ 0.00
Class A common stock
Business Acquisition [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001
LF LLC | Class B membership interests
Business Acquisition [Line Items]
Number of common stock cancellation for each unit exchanged	1
Landcadia HoldCo
Business Acquisition [Line Items]
Ownership interest	54.10%
Landcadia HoldCo | LF LLC
Business Acquisition [Line Items]
Ownership interest	45.90%
Landcadia HoldCo
Business Acquisition [Line Items]
Percentage of maximum number of redemptions of public shares	53.20%
Landcadia HoldCo | LF LLC
Business Acquisition [Line Items]
Percentage of maximum number of redemptions of public shares	46.80%
Landcadia HoldCo | LF LLC
Business Acquisition [Line Items]
Threshold period from the closing, the units held may be exchanged for shares of common stock	180 days
Landcadia HoldCo | LF LLC | Class A common stock
Business Acquisition [Line Items]
Number of units redeemable per share	1
Common stock, par value	$ 0.0001
Landcadia Holdings II, Inc | Class A common stock
Business Acquisition [Line Items]
Common stock, par value		0.0001	0.0001	$ 0.0001		$ 0.0001
Landcadia Holdings II, Inc | Class B common stock
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001				$ 0.0001